dividends per share (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended				6 Months Ended
	Aug. 03, 2023	Oct. 01, 2019	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Dividends per share
Dividends per share	$ 0.3636		$ 0.3636	$ 0.3511	$ 0.3386	$ 0.3274	$ 0.7147	$ 0.6660
Dividends declared			$ 526	$ 506	$ 467	$ 450	$ 1,032	$ 917
Dividend reinvestment and share purchase plan
Dividends per share
Maximum discount on common shares (as a percent)							5.00%
Offering price discount on Common Shares from Treasury (as a percent)		2.00%
Dividend reinvestment in common shares			$ 175		$ 158		$ 348	$ 307